Investment portfolio (Tables)	12 Months Ended
Dec. 31, 2019
Investment Portfolio Tables Abstract
Schedule of investment portfolio
	December 31, 2019	December 31, 2018
Equities	20,590	-
Partnership interests and others	200	-
	20,790	-